CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
CAPITAL MANAGEMENT
Total shareholders' equity attributable to Cordova shareholders	$ (1,718,873)	$ 5,861,494